Statements of Changes in Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (8,526,262)	$ (8,189,198)
Net realized gain (loss) on futures and forward contracts	(78,663)	16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(6,827,449)	7,312,721
Net increase (decrease) in net assets from operations	(15,432,374)	15,268,037
Capital share transactions
Issuance of Units	8,758,785	10,978,166
Redemption of Units	(22,962,184)	(18,316,575)
Net increase (decrease) in net assets from capital share transactions	(14,203,399)	(7,338,409)
Net increase (decrease) in net assets	(29,635,773)	7,929,628
Net assets, beginning of year	93,065,471	85,135,843
Net assets, end of year	63,429,698	93,065,471
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(3,505,128)	(3,174,189)
Net realized gain (loss) on futures and forward contracts	(334,077)	5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,183,020)	2,396,138
Net increase (decrease) in net assets from operations	(6,022,225)	5,090,804
Capital share transactions
Issuance of Units	4,697,837	7,239,910
Redemption of Units	(6,354,664)	(7,086,271)
Net increase (decrease) in net assets from capital share transactions	(1,656,827)	153,639
Net increase (decrease) in net assets	(7,679,052)	5,244,443
Net assets, beginning of year	38,556,938	33,312,495
Net assets, end of year	30,877,886	38,556,938
Units, beginning of year	24,863.954	24,594.117
Issuance of Units	3,038.045	5,431.210
Redemption of Units	(4,267.668)	(5,161.373)
Units, end of year	23,634.331	24,863.954
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(5,021,134)	(5,015,009)
Net realized gain (loss) on futures and forward contracts	255,414	10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,644,429)	4,916,583
Net increase (decrease) in net assets from operations	(9,410,149)	10,177,233
Capital share transactions
Issuance of Units	4,060,948	3,738,256
Redemption of Units	(16,607,520)	(11,230,304)
Net increase (decrease) in net assets from capital share transactions	(12,546,572)	(7,492,048)
Net increase (decrease) in net assets	(21,956,721)	2,685,185
Net assets, beginning of year	54,508,533	51,823,348
Net assets, end of year	$ 32,551,812	$ 54,508,533
Units, beginning of year	30,734.730	35,626.349
Issuance of Units	2,282.737	2,613.002
Redemption of Units	(9,623.122)	(7,504.621)
Units, end of year	23,394.345	30,734.730